Income taxes - Deferred tax (Details 8) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets:
Other current assets	¥ 9,133	¥ 9,159
Other non-current assets	4,421	4,710
Deferred tax assets and liabilities:
Other current liabilities	(1,177)	(2,204)
Other long-term liabilities	(28,807)	(30,512)
Net deferred tax liabilities	(16,430)	¥ (18,847)
Undistributed earnings of foreign subsidiaries	285,085
Undistributed earnings of foreign subsidiaries, future estimated additional deferred tax liability	¥ 20,976